Derivative Instruments and Hedging Activities - Summary of Classification and Fair Values of Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Asset [Member]
Derivative [Line Items]
Asset derivatives		$ 0	$ 0
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability derivatives		0	0
Designated as Hedging Instrument [Member] | Cross Currency Swap Cash Flow Hedge [Member] | Other Noncurrent Liability [Member]
Derivative [Line Items]
Asset derivatives	[1]	(19)	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Asset [Member]
Derivative [Line Items]
Asset derivatives		86	71
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability derivatives		(38)	(24)
Not Designated as Hedging Instrument [Member] | Cross Currency Swap Cash Flow Hedge [Member] | Other Noncurrent Liability [Member]
Derivative [Line Items]
Asset derivatives	[1]	$ 0	$ 0

[1]	On May 2025, Teva entered into a $500 million notional amount of fixed to fixed cross-currency interest rate swaps relating to its 5.75% senior notes due 2030 to hedge the foreign currency exchange risk of future principal and interest payments associated with the USD denominated notes. The cross-currency swaps synthetically convert part of the USD debt into CHF, aligning debt servicing costs with Teva’s inflows and reducing economic volatility. These swaps have been designated as cash flow hedges and the gain or loss on these swaps will be reported as a component of other comprehensive income and reclassified into earnings in each period during which the swaps affect earnings in the same line item associated with the USD denominated bonds.